Annual Fund Operating Expenses - Eaton Vance VT Floating-Rate Income Fund	Dec. 31, 2022
Initial Class
Operating Expenses:
Management Fees	0.58%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.34%	[1]
Total Annual Fund Operating Expenses	1.17%
ADV Class
Operating Expenses:
Management Fees	0.58%
Distribution (12b-1) Fees	none
Other Expenses (1)	0.34%	[1]
Total Annual Fund Operating Expenses	0.92%
Institutional Class
Operating Expenses:
Management Fees	0.58%
Distribution (12b-1) Fees	none
Other Expenses (1)	0.09%	[1]
Total Annual Fund Operating Expenses	0.67%

[1]	Includes interest expense of 0.03%.